RSS-Q1

Quarterly Report
March 31, 2026
MFS®  Research
International Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 2.5%
Babcock International Group PLC	100,648	$1,550,341
MTU Aero Engines Holding AG	10,138	3,632,583
Thales S.A.	12,266	3,601,387
		$8,784,311
Alcoholic Beverages – 1.4%
Davide Campari-Milano N.V.	307,609	$2,190,850
Pernod Ricard S.A.	33,838	2,525,636
		$4,716,486
Apparel, Footwear, & Accessories – 2.1%
Burberry Group PLC (a)	47,874	$700,488
Compagnie Financiere Richemont S.A.	17,363	3,093,963
LVMH Moet Hennessy Louis Vuitton SE	6,498	3,612,012
		$7,406,463
Auto & Auto Components – 1.8%
Compagnie Generale des Etablissements Michelin	57,414	$1,955,081
Shimano, Inc.	14,800	1,550,916
Suzuki Motor Corp.	234,900	2,814,330
		$6,320,327
Business Services – 0.7%
Fujitsu Ltd.	125,800	$2,556,579
Chemicals – 4.6%
Akzo Nobel N.V.	17,504	$1,004,470
Croda International PLC	44,640	1,668,051
FUJIFILM Holdings Corp.	67,700	1,286,682
Linde PLC	13,071	6,480,079
Shin-Etsu Chemical Co. Ltd.	87,200	3,547,957
Symrise AG	21,228	1,797,045
		$15,784,284
Construction – 1.6%
James Hardie Industries PLC, GDR (a)	90,044	$1,663,078
Sika AG	8,434	1,402,653
Techtronic Industries Co. Ltd.	195,500	2,602,231
		$5,667,962
Consumer Products – 2.7%
Beiersdorf AG	28,154	$2,492,051
Haleon PLC	948,235	4,691,505
Uni-Charm Corp.	348,500	2,029,385
		$9,212,941
Diversified Financial Services – 4.2%
B3 S.A. - Brasil Bolsa Balcao	873,700	$3,103,580
Euronext N.V.	28,961	4,659,790
London Stock Exchange Group PLC	27,871	3,293,960
Mastercard, Inc., “A”	6,959	3,477,134
		$14,534,464

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.0%
Legrand S.A.	28,801	$4,450,465
Mitsubishi Electric Corp.	112,100	3,660,904
Schneider Electric SE	33,157	9,107,236
		$17,218,605
Energy - Independent – 5.2%
Eni S.p.A.	180,112	$5,114,514
Galp Energia SGPS S.A., “B”	166,057	4,032,597
Reliance Industries Ltd.	105,931	1,534,993
TotalEnergies SE	78,633	7,260,441
		$17,942,545
Engineering - Construction – 0.9%
Taisei Corp.	28,500	$2,976,358
Entertainment & Leisure – 1.1%
Capcom Co. Ltd.	33,500	$710,361
Sony Group Corp.	150,700	3,108,390
		$3,818,751
Food & Beverages – 1.0%
Ajinomoto Co., Inc.	65,300	$1,830,922
Novozymes A.S.	26,573	1,572,136
		$3,403,058
Food & Drug Stores – 0.8%
Alimentation Couche-Tard, Inc.	12,207	$691,915
Jeronimo Martins SGPS S.A.	82,584	1,981,107
		$2,673,022
Global Systemically Important Banks – 9.6%
Barclays PLC	903,813	$4,762,598
BNP Paribas S.A.	48,628	4,632,352
ING Groep N.V.	188,762	4,932,217
Mizuho Financial Group, Inc.	257,100	10,262,108
Toronto-Dominion Bank	50,001	4,669,779
UBS Group AG	106,141	4,128,249
		$33,387,303
Hardware, Peripherals, & Assembly – 3.7%
Hitachi Ltd.	279,100	$8,156,871
NEC Corp.	37,900	944,227
Samsung Electronics Co. Ltd.	31,544	3,543,339
		$12,644,437
Insurance – 6.0%
AIA Group Ltd.	434,800	$4,884,478
Aon PLC	9,822	3,170,345
Beazley PLC	122,004	2,044,394
Hiscox Ltd.	186,064	3,749,848
Samsung Fire & Marine Insurance Co. Ltd.	3,998	1,159,119
Sompo Holdings, Inc.	92,200	3,602,560
Willis Towers Watson PLC	7,438	2,162,227
		$20,772,971
Machinery & Tools – 4.9%
Atlas Copco AB	183,938	$3,235,280
Daikin Industries Ltd.	20,300	2,462,712
GEA Group AG	34,958	2,470,496

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Keyence Corp.	7,000	$2,479,087
RB Global, Inc.	22,706	2,177,563
Spirax Group PLC	22,072	1,975,402
Weir Group PLC	61,959	2,318,004
		$17,118,544
Media – 1.1%
Spotify Technology S.A. (a)	4,637	$2,248,528
Wolters Kluwer N.V.	20,658	1,545,428
		$3,793,956
Medical Equipment – 2.3%
Alcon, Inc.	25,605	$1,920,910
ConvaTec Group PLC	682,007	1,961,117
QIAGEN N.V.	54,908	2,199,488
Terumo Corp.	131,200	1,756,726
		$7,838,241
Metals & Mining – 3.5%
Glencore PLC	587,492	$4,476,692
Mitsui & Co. Ltd.	83,700	3,222,473
Northern Star Resources Ltd. Co.	62,192	907,930
Rio Tinto PLC	36,307	3,374,801
		$11,981,896
Natural Gas - Pipeline – 0.3%
APA Group	163,975	$1,127,576
Non-Global Systemically Important Banks – 6.2%
Banco Bilbao Vizcaya Argentaria S.A.	187,800	$4,098,983
Banco Bradesco S.A., ADR	750,980	2,741,077
Bank of Ireland Group PLC	225,540	4,127,498
BPER Banca S.p.A.	346,882	4,528,131
HDFC Bank Ltd.	310,193	2,466,459
NatWest Group PLC	451,004	3,346,475
		$21,308,623
Pharmaceuticals & Biotechnology – 7.5%
AstraZeneca PLC	28,159	$5,499,962
CSL Ltd.	22,132	2,174,214
Daiichi Sankyo Co. Ltd.	186,200	3,282,794
Merck KGaA	20,907	2,596,428
Novartis AG	51,345	7,795,688
Roche Holding AG	11,952	4,719,437
		$26,068,523
Retail & E-commerce – 1.4%
Next PLC	11,659	$1,966,153
Nitori Co. Ltd.	49,700	788,380
Pan Pacific International Holdings Corp.	333,600	2,046,377
		$4,800,910
Semiconductor & Electronic Components – 6.1%
ASML Holding N.V.	5,100	$6,750,549
DISCO Corp.	7,200	2,885,018
Taiwan Semiconductor Manufacturing Co. Ltd.	110,804	6,246,624
Tokyo Electron Ltd.	21,400	5,233,415
		$21,115,606

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 0.9%
Cadence Design Systems, Inc. (a)	4,985	$1,385,182
Constellation Software, Inc.	978	1,716,818
		$3,102,000
Telecom - Infrastructure – 0.6%
Cellnex Telecom S.A.	66,945	$2,173,535
Telecom Services – 2.4%
Advanced Info Service Public Co. Ltd.	139,500	$1,577,729
KDDI Corp.	195,700	3,358,363
Koninklijke KPN N.V.	500,520	2,783,854
SoftBank Group Corp.	30,500	733,041
		$8,452,987
Tobacco – 1.4%
British American Tobacco PLC	86,284	$5,026,104
Travel, Gaming, & Lodging – 1.6%
Accor S.A.	31,313	$1,500,279
Aristocrat Leisure Ltd.	38,420	1,220,770
Japan Airlines Corp.	48,400	787,471
Qantas Airways Ltd.	241,286	1,417,103
Sands China Ltd.	310,400	659,718
		$5,585,341
Utilities – 2.6%
China Resources Gas Group Ltd.	296,900	$724,183
CLP Holdings Ltd.	119,000	1,120,426
E.ON SE	117,953	2,578,073
National Grid PLC	272,364	4,591,769
		$9,014,451
Total Common Stocks		$338,329,160

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,868	$0

Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 3.71% (v)	6,389,344	$6,389,344

Other Assets, Less Liabilities – 0.4%		1,524,279
Net Assets – 100.0%		$346,242,783

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,389,344 and
$338,329,160, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$4,146,743	$73,927,664	$—	$78,074,407
United Kingdom	6,735,899	50,261,765	—	56,997,664
France	—	43,304,679	—	43,304,679
Switzerland	—	23,060,900	—	23,060,900
Germany	7,921,679	9,844,485	—	17,766,164
Netherlands	—	17,016,518	—	17,016,518
United States	16,674,967	—	—	16,674,967
Italy	—	11,833,495	—	11,833,495
Hong Kong	—	9,266,853	—	9,266,853
Other Countries	22,953,993	41,379,520	—	64,333,513
Investment Companies	6,389,344	—	—	6,389,344
Total	$64,822,625	$279,895,879	$—	$344,718,504
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,663,510	$18,994,748	$16,266,914	$(1,361)	$(639)	$6,389,344

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$51,313	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
Japan	22.6%
United Kingdom	16.5%
France	12.5%
United States	6.8%
Switzerland	6.7%
Germany	5.1%
Netherlands	4.9%
Italy	3.4%
Hong Kong	2.7%
Other Countries	18.8%